EARNINGS (LOSS) PER ORDINARY SHARE - Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of earnings per share [Abstract]
Ordinary shares (in shares)	416,399,307	414,407,622	411,412,947
Fully vested options and currently exercisable (in shares)	2,634,209	3,942,155	5,709,208
Weighted average number of shares (in shares)	419,033,516	418,349,777	417,122,155
Dilutive potential of share options (in shares)	447,934	0	257,250
Fully diluted number of ordinary shares (in shares)	419,481,450	418,349,777	417,379,405
Number of share options that could potentially dilute basic earnings in future but not included as effect was anti-dilutive (in shares)	0	517,186	0